UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 6/30/11

Item 1.  Reports to Stockholders.

The FX Strategy Fund

Semi-Annual Report
June 30, 2011

1-855-397-8728
www.fxstrategyfund.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The FX Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

2011 Semi-annual Report for the FX Strategy Fund

The FX Strategy Fund (FXFIX) began operations at the end of February and posted net returns of -4.4% for the roughly four months ending June 30, 2011.

After a long period of time for the strategy of mostly favoring the higher yielding currencies such as Australia and Canada (the “risk” trade), during the second quarter we transitioned most of the second half of the quarter to a more defensive position favoring the “risk aversion” currencies such as Yen and U.S. dollar.  Ironically, equity markets sold off confirming our risk aversion approach, but in fact this time around those worried about risk did not seek the usual safe haven of the U.S. dollar as the dollar was generally weak during the quarter.  Part of this likely resulted from the fact that those worried about risks, were somewhat driven by concerns about the U.S. debt ceiling and related deficit.  These factors likely drove investors away from dollars this time and toward countries with better economic situations.  This positioning hurt the fund’s results for the period leading to the fund’s losses.

The period actually did start on a good note with the fund rising through April despite the turmoil in currencies caused by the earthquake in Japan that drove the yen to an all-time high and then quickly reversed.  But those gains were given back in May as our dollar bias was hurt due to a disappointing GDP report.  The fund was especially hurt the last week of the second quarter when the Greece situation was at least temporarily resolved driving the Euro up along with risk assets in general.

Going forward into the third quarter we continue to generally favor the dollar and related “risk-averse” currencies although the strategy can and often does switch directions in a short period of time.

1807-NLD-8/23/2011

THE FX STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2011
Shares		Market Value
	EXCHANGE TRADED FUNDS - 17.19%
10,000	PIMCO Enhanced Short Maturity Strategy Fund	$ 1,010,900
	( Cost - $1,009,596)

	MUTUAL FUNDS - 41.06%
140,010	Fidelity Conservative Income Bond Fund	1,401,500
95,402	Vanguard Short-Term Bond Index Fund	1,012,216
	TOTAL MUTUAL FUNDS	2,413,716
	( Cost - $2,405,653)

	PRIVATE INVESTMENT FUNDS - 8.40%
447	FX Strategy LLC	328,549
137	P/E Funds Ltd.- The Global Aggressive Fund	165,382
	TOTAL PRIVATE INVESTMENT FUNDS	493,931
	( Cost - $522,700)

	SHORT-TERM INVESTMENTS - 25.15%
	MONEY MARKET FUND - 25.15%
1,478,293	Dreyfus Cash Advantage Fund, 0.15% +	1,478,293
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $1,478,293)

	TOTAL INVESTMENTS - 91.80%
	( Cost - $5,416,242)	$5,396,840
	OTHER ASSETS LESS LIABILITIES - 8.20%	482,263
	NET ASSETS - 100.00%	$5,879,103

	______________
	(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$9,367
	Unrealized depreciation:	(28,769)
	Net unrealized depreciation:	$ (19,402)

+ Money market fund; interest rate reflects seven-day yield on June 30, 2011.
THE FX STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011
		Unrealized
		Appreciation
Contracts		(Depreciation)
	PURCHASED FUTURES CONTRACTS
3	Brazilian Real Future September 2011	$ 8,505
	(Underlying Face Amount at Value $189,585)
1	USD/CZK Future September 2011	1,292
	(Underlying Face Amount at Value $100,100)
2	USD/SEK Future September 2011	(4,326)
	(Underlying Face Amount at Value $201,200)
	TOTAL OPEN PURCHASED FUTURES CONTRACTS	5,471

	WRITTEN FUTURES CONTRACTS
37	Australian Dollar Future September 2011	(32,005)
	(Underlying Face Amount at Value $3,931,620)
25	British Pound Future September 2011	48,413
	(Underlying Face Amount at Value $2,507,969)
28	Canadian Dollar Future September 2011	(33,605)
	(Underlying Face Amount at Value $2,900,240)
10	Japanese Yen Future September 2011	(8,838)
	(Underlying Face Amount at Value $1,554,125)
2	Mexican Peso Future September 2011	(325)
	(Underlying Face Amount at Value $84,830)
2	New Zealand Dollar Future September 2011	(1,320)
	(Underlying Face Amount at Value $164,660)
2	USD/NOK Future September 2011	(4)
	(Underlying Face Amount at Value $201,200)
	TOTAL OPEN WRITTEN FUTURES CONTRACTS	(27,684)

	TOTAL NET UNREALIZED DEPRECIATION FROM
	OPEN FUTURES CONTRACTS	$ (22,213)

The accompanying notes are an integral part of these financial statements.

The FX Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments in Securities at Market Value (identified cost $5,416,242)	$ 5,396,840
Deposit with Broker	553,792
Dividends and Interest Receivable	2,868
Prepaid Expenses and Other Assets	6,925
Total Assets	5,960,425

Liabilities:
Due To Broker- Variation Margin	55,460
Fees Payable to Other Affiliates	6,836
Accrued Distribution Fees	2,481
Other Accrued Expenses	16,545
Total Liabilities	81,322

Class I Shares:
Net Assets (Unlimited shares of no par value interest
authorized; 614,907 shares of beneficial interest outstanding)	$ 5,879,103

Net Asset Value, Offering and Redemption Price Per Share
($5,879,103/ 614,907 shares of beneficial interest outstanding)	$ 9.56

Composition of Net Assets:
At June 30, 2011, Net Assets consisted of:
Paid-in-Capital	$ 6,143,437
Accumulated Undistributed Net Investment Loss	(37,263)
Accumulated Net Realized Loss On Investments	(185,456)
Net Unrealized Depreciation on Investments	(41,615)
Net Assets	$ 5,879,103

The accompanying notes are an integral part of these financial statements.

THE FX STRATEGY FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011**

Investment Income:
Dividend Income	$ 10,288
Interest Income	1,141
Total Investment Income	11,429

Expenses:
Investment Advisory Fees	17,927
Fund Accounting Fees	10,608
Registration & Filing Fees	6,630
Audit Fees	5,951
Distribution Fees	4,482
Chief Compliance Officer Fees	4,476
Legal Fees	3,315
Transfer Agent Fees	2,984
Custody Fees	2,652
Printing Expense	2,487
Trustees' Fees	1,823
Administration Fees	1,793
Insurance Expense	829
Miscellaneous Expenses	662
Total Expenses	66,619
Less: Fees Waived by Adviser	(17,927)
Net Expenses	48,692

Net Investment Loss	(37,263)

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on:
Futures Contracts	(185,456)
Net Change in Unrealized Depreciation on:
Investments	(19,402)
Futures Contracts	(22,213)
Net Realized and Unrealized Loss on Investments	(227,071)

Net Decrease in Net Assets Resulting From Operations	$ (264,334)
_____
**The Fund commenced operations on February 25, 2011.

The accompanying notes are an integral part of these financial statements.

THE FX STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
June 30, 2011**
(Unaudited)
Operations:
Net Investment Loss	$ (37,263)
Net Realized Loss on Investments and Futures	(185,456)
Net Change in Unrealized Depreciation on Investments and Futures	(41,615)
Net Decrease in Net Assets
Resulting From Operations	(264,334)

Class I Shares:
From Shares of Beneficial Interest Transactions:
Proceeds from Shares Issued (614,907 shares)	6,143,437
Total From Shares of Beneficial Interest Transactions	6,143,437

Increase in Net Assets	5,879,103

Net Assets:
Beginning of Period	-
End of Period	$ 5,879,103

Accumulated Net Investment Loss at End of Period	$ (37,263)
_______
**Since February 25, 2011 (Commencement of Operations)

The accompanying notes are an integral part of these financial statements.

THE FX STRATEGY
FINANCIAL HIGHLIGHTS (Unaudited)

The table below sets forth financial data for one share of capital stock outstanding throughout the period.

	For the Period
	Ended
	June 30, 2011**

Net Asset Value, Beginning of Period	$ 10.00
Decrease From Operations:
Net investment loss (a)	(0.10)
Net loss from securities
(both realized and unrealized)	(0.34)
Total from operations	(0.44)

Net Asset Value, End of Period	$ 9.56

Total Return (b)	(4.40)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 5,879
Ratio to average net assets:
Expenses, Gross	3.68%	(c )
Expenses, Net of Reimbursement	2.68%	(c )
Net investment income, Net of Reimbursement	(2.06)%	(c )
Portfolio turnover rate	0%

__________
**The Fund commenced operations on February 25, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.

THE FX STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                  June 30, 2011

1.

ORGANIZATION

The FX Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to seek income and capital appreciation.  The Fund currently offers one class; Class I.  Class I commenced operations on February 25, 2011.

           Class I shares are offered at net asset value.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.    Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,413,716	-	-	$ 2,413,716
Exchange-Traded Funds	1,010,900	-	-	1,010,900
Private Investments Funds	-	493,931	-	493,931
Short-Term Investments	1,478,293	-	-	1,478,293
Total	$ 4,902,909	$ 493,931	$ -	$ 5,396,840
Liabilities	Level 1	Level 2	Level 3	Total
Due to Broker- Variation Margin	$ 55,460	-	-	$ 55,460
Total	$ 55,460	$ -	$ -	$ 55,460

               The Fund did not hold any Level 3 securities during the period.

               There were no significant transfers between Level 1 and Level 2 during the current period presented.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Futures – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  To manage foreign currency risk, the Fund may purchase or sell futures contracts.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  During the period ended June 30, 2011, the Fund had net realized losses of $185,456 on futures contracts subject to foreign currency exchange risk.  Futures contracts outstanding at year end are included in the Fund’s portfolio of investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

(a) For the six months ended June 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $3,937,949 and $0, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Traub Capital Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the period ended June 30, 2011, the Fund incurred $17,927 of advisory fees.

The Adviser has voluntarily agreed to waive its management fee through June 30, 2011.  Effective July 1, 2011, the Adviser has voluntarily agreed to waive its management fee on the first $5 million of the Fund’s average daily net assets.  Such waiver may be terminated in the future.

Distributor- The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets for Class I shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  For the period ended June 30, 2011, pursuant to the Plan, the Fund paid $4,482.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

Trustees- The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration- The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

The annual minimum fee is waived for the initial year of operations.

Fund Accounting- Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  Fees are billed monthly as follows:

A minimum annual fee of $27,000 plus:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency-  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.  Fees are billed monthly as follows:

The greater of the annual minimum or per account charges. The annual minimum is $18,000 per class and the account charge is $16.00 per account.  The annual minimum fee is waived for the initial year of operations.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended June 30, 2011, the Fund incurred expenses of $4,476 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended June 30, 2011, GemCom collected amounts totaling $4,229 for EDGAR and printing services performed.

5.  UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in Dreyfus Cash Advantage Fund (the “Portfolio”), a registered open-end fund incorporated in the USA. The Fund may redeem its investment from the Portfolio at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  As of June 30, 2011, the percentage of the Fund’s net assets invested in the Portfolio was 25.15%.

6.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The FX Strategy Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees, shareholder service fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During the Period (1/1/11 to 6/30/11)
Actual*	$1,000.00	$ 956.00	$ 9.05
Hypothetical** (5% return before expenses)	$1,000.00	$1,011.50	$13.37

*    Expenses Paid During Period- Actual are equal to Fund’s annualized expense ratio of 2.68%, multiplied by the number of days in the period from February 25, 2011 (commencement of operations) through June 30, 2011 (126) divided by the number of days in the fiscal year (365).

**  Expenses Paid During Period- Hypothetical are equal to Fund’s annualized expense ratio of 2.68%, multiplied by the number of days in the period from January 1, 2011 through June 30, 2011 (181) divided by the number of days in the fiscal year (365).

PORTFOLIO ANALYSIS (Unaudited)
As of June 30, 2011
% of Net
Sector	Assets
Mutual Funds	41.06%
Short-Term Investments	25.14%
Exchange Traded Funds	17.19%
Private Investment Funds	8.40%
Other Assets Less Liabilities	8.20%
100.00%

Approval of Advisory Agreement – The FX Strategy Fund

In connection with a regular meeting held on September 22, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Traub Capital Management, LLC (“Traub” or the “Adviser”) and the Trust, on behalf of The FX Strategy Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) the Fund’s overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; (d) investment management staffing; and (e) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of Traub’s operations, the quality of Traub’s compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that Traub has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because Traub has not yet begun advising the Fund, the Trustees could not consider the investment performance.  However, the Board, including the Independent Trustees, considered the past performance of Traub with its existing accounts. The Board concluded that the Adviser’s past performance appear to be qualified to manage the Fund.

 Fees and Expenses.  The Board noted that Traub would charge a 1.00% annual advisory fee based on the average net assets of the Fund. The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by Traub in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by Traub from other activities related to the Fund. The Trustees concluded that because of the Fund’s expected asset level, the Board was satisfied that Traub’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

ADDITIONAL INFORMATION (Unaudited)

FINANCIAL STATEMENTS OF UNDERLYING FUND

As discussed in Note 5 to the financial statements of The FX Strategy Fund, the following pages will include the financial statements of the aforementioned underlying fund, Dreyfus Cash Advantage Fund (“the Portfolio”).  The pages have been extracted from the latest audited annual report published for the Portfolio, dated April 30, 2011.  The full report of Dreyfus Advantage Fund, along with the report of the independent registered public accounting firm is included in the Dreyfus Advantage Fund N-CSR filing dated April 30, 2011, available at ‘www.sec.gov’.  Only data presented for the Dreyfus Advantage Fund is pertinent to the overall review of the financial statements of The FX Strategy Fund.  Following the pages extracted from the April 30, 2011 report, the reader will find an unaudited portfolio of holdings for the Dreyfus Advantage Fund as of June 30, 2011.

Dreyfus Institutional Cash Advantage Fund

ANNUAL REPORT April 30, 2011

BNY MELLON
ASSET MANAGEMENT

Dreyfus

STATEMENT OF INVESTMENTS
April 30, 2011

Negotiable Bank Certificates of Deposit–44.5%	Principal Amount ($)	Value ($)
Bank of Nova Scotia (Yankee) 0.25%–0.26%, 6/24/11–6/28/11	750,000,000	749,998,126
Bank of Tokyo-Mitsubishi Ltd. (Yankee) 0.29%–0.40%, 5/31/11–7/11/11	1,265,000,000	1,265,000,000
Barclays Bank 0.62%–0.78%, 5/9/11–5/26/11	1,250,000,000 a	1,250,000,000
BNP Paribas (Yankee) 0.54%–0.56%, 8/5/11–9/9/11	1,330,000,000	1,330,000,000
Citibank N.A. (Yankee) 0.26%, 5/24/11	250,000,000	250,000,000
Credit Agricole CIB (Yankee) 0.43%–0.55%, 8/5/11–10/28/11	1,800,000,000	1,800,000,000
Credit Industriel et Commercial (Yankee) 0.47%–0.50%, 10/7/11–11/2/11	1,300,000,000	1,300,000,000
Deutsche Bank AG 0.35%, 5/2/11	1,000,000,000 a	1,000,000,000
DZ Bank AG (Yankee) 0.36%, 6/7/11	400,000,000	400,000,000
Fortis Bank SA/NV (Yankee) 0.31%–0.45%, 8/1/11–9/7/11	400,000,000	400,000,000
ING Bank (London) 0.32%, 5/9/11–5/23/11	930,000,000	930,000,000
Lloyds TSB Bank (Yankee) 0.42%, 10/20/11	150,000,000	150,000,000
Mitsubishi Trust and Banking Corp. (Yankee) 0.31%, 5/10/11–5/12/11	200,000,000	200,000,000
Mizuho Corporate Bank (Yankee) 0.30%, 5/9/11	465,000,000	465,000,000
Natixis (Yankee) 0.45%, 5/9/11	500,000,000	500,000,000
Natixis New York (Yankee) 0.55%, 10/3/11	1,400,000,000	1,400,000,000
Royal Bank of Canada 0.29%, 5/2/11	400,000,000 a	400,000,000
Royal Bank of Scotland PLC (Yankee) 0.47%–0.51%, 7/11/11–8/18/11	1,100,000,000	1,100,000,000
Societe Generale (Yankee) 0.55%, 8/12/11	500,000,000	500,000,000
Sumitomo Mitsui Banking Corporation (Yankee) 0.25%, 5/5/11–5/18/11	1,000,000,000 b	1,000,000,000

6

Negotiable Bank Certificates of Deposit (continued)	Principal Amount ($)	Value ($)
UBS (Yankee) 0.26%–0.43%, 6/30/11–8/12/11	1,700,000,000	1,700,000,000
Westpac Banking Corp. 0.33%, 5/16/11	250,000,000 a,b	250,000,000
Total Negotiable Bank Certificates of Deposit (cost $18,339,998,126)		**18,339,998,126**

Commercial Paper—8.5%		
Bank of Nova Scotia 0.26%, 6/21/11	300,000,000	299,891,625
Barclays U.S. Funding 0.10%, 5/2/11	400,000,000	399,998,889
Commonwealth Bank of Australia 0.26%, 6/21/11	150,000,000 b	149,944,750
Deutsche Bank Financial LLC 0.31%, 6/14/11	140,000,000	139,946,956
General Electric Capital Corp. 0.30%, 9/7/11	375,000,000	374,596,875
General Electric Capital Services Inc. 0.30%, 9/6/11	125,000,000	124,866,667
ING (US) Funding LLC 0.31%, 5/4/11	500,000,000	499,987,083
Nationwide Building Society 0.37%, 7/22/11	100,000,000 b	99,915,722
NRW Bank 0.28%–0.30%, 5/24/11–6/13/11	850,000,000 b	849,787,111
Societe Generale N.A. Inc. 0.40%–0.53%, 5/5/11–9/8/11	305,000,000	304,883,625
Svenska Handelsbanken Inc. 0.27%, 6/27/11	250,000,000	249,895,104
Total Commercial Paper (cost $3,493,714,407)		**3,493,714,407**

Asset-Backed Commercial Paper—6.0%		
Argento Variable Funding Ltd. 0.47%, 8/22/11	550,000,000 b	549,197,229
Atlantis One Funding Corp. 0.32%, 5/9/11	500,000,000 b	499,964,445

The Fund 7

STATEMENT OF INVESTMENTS *(continued)*

Asset-Backed Commercial Paper (continued)	Principal Amount ($)	Value ($)
Cancara Asset Securitization		
0.45%, 9/6/11	200,000,000 b	199,680,000
CHARTA		
0.28%, 6/2/11	75,000,000 b	74,981,333
CIESCO LLC		
0.38%, 8/22/11	153,000,000 b	152,817,505
CRC Funding		
0.28%, 6/2/11	100,000,000 b	99,975,111
Gemini Securitization Corp., LLC		
0.08%, 5/2/11	700,000,000 b	699,998,445
Grampian Funding LLC		
0.46%, 9/6/11	200,000,000 b	199,672,889
Total Asset-Backed Commercial Paper		
(cost $2,476,286,957)		**2,476,286,957**

Corporate Note—1.2%		
Credit Suisse		
0.55%, 5/19/11		
(cost $500,000,000)	500,000,000 a	**500,000,000**

Time Deposits—22.0%		
Canadian Imperial Bank of Commerce (Grand Cayman)		
0.08%, 5/2/11	500,000,000	500,000,000
Commerzbank (Grand Cayman)		
0.09%, 5/2/11	1,700,000,000	1,700,000,000
DnB NOR Bank ASA (Grand Cayman)		
0.10%, 5/2/11	1,700,000,000	1,700,000,000
KBC Bank (Grand Cayman)		
0.09%, 5/2/11	368,000,000	368,000,000
Nordea Bank Finland (Grand Cayman)		
0.09%, 5/2/11	1,700,000,000	1,700,000,000
Northern Trust Co. (Grand Cayman)		
0.08%, 5/2/11	1,600,000,000	1,600,000,000
Societe Generale (Grand Cayman)		
0.10%, 5/2/11	700,000,000	700,000,000
Swedbank (ForeningsSparbanken AB) (Grand Cayman)		
0.10%, 5/2/11	800,000,000	800,000,000
Total Time Deposits		
(cost $9,068,000,000)		**9,068,000,000**

8

U.S. Government Agencies—9.9%	Principal Amount ($)	Value ($)
Federal Home Loan Bank 0.27%-0.30%, 5/2/11-8/19/11	1,100,000,000 [a]	1,099,739,928
Federal Home Loan Mortgage Corp. 0.16%-0.31%, 5/2/11-8/29/11	1,531,712,000 [a,c]	1,530,992,370
Federal National Mortgage Association 0.10%-0.31%, 5/2/11-5/23/11	1,200,000,000 [a,c]	1,199,874,819
Straight-A Funding LLC 0.19%-0.24%, 6/10/11-7/14/11	250,000,000 [b]	249,920,944
Total U.S. Government Agencies (cost $4,080,528,061)		**4,080,528,061**

Repurchase Agreements—8.1%		
Barclays Capital, Inc. 0.03%-0.22%, dated 4/29/11, due 5/2/11 in the amount of $1,546,010,198 (fully collateralized by $552,354,610 Corporate Bonds, 0%-5.42%, due 2/26/36-12/20/54, value $412,000,000 and $1,195,150,000 U.S. Treasury Notes, 0.63%-1.88%, due 6/30/12-9/30/17, value $1,168,920,038)	1,546,000,000	1,546,000,000
Credit Agricole Securities (USA) Inc. 0.06%, dated 4/29/11, due 5/2/11 in the amount of $600,003,000 (fully collateralized by $109,699,300 U.S. Treasury Inflation Protected Securities, 3.38%, due 4/15/32, value $180,598,638 and $426,612,300 U.S. Treasury Notes, 1.38%, due 4/15/12, value $431,401,431)	600,000,000	600,000,000
Credit Suisse Securities LLC 0.03%, dated 4/29/11, due 5/2/11 in the amount of $200,000,500 (fully collateralized by $420,717,000 U.S. Treasury Strips, due 8/15/22-2/15/31, value $204,001,813)	200,000,000	200,000,000
Deutsche Bank Securities Inc. 0.03%, dated 4/29/11, due 5/2/11 in the amount of $200,000,500 (fully collateralized by $69,124,000 Federal Farm Credit Bank, 1.40%-2.52%, due 4/7/14-11/24/17, value $68,273,188, $78,085,000 Federal Home Loan Bank, 0%-3%, due 7/20/11-3/18/20, value $77,359,028 and $57,648,000 Federal Home Loan Mortgage Corp., 2.10%-2.13%, due 3/23/12-1/26/15, value $58,368,122)	200,000,000	200,000,000

The Fund 9

STATEMENT OF INVESTMENTS *(continued)*

Repurchase Agreements (continued)	Principal Amount ($)	Value ($)
HSBC USA Inc. 0.22%, dated 4/29/11, due 5/2/11 in the amount of $100,001,833 (fully collateralized by $99,449,000 Corporate Bonds, 0%-9.50%, due 5/15/11-5/15/31, value $105,002,122)	100,000,000	100,000,000
RBC Capital Markets 0.03%, dated 4/29/11, due 5/2/11 in the amount of $100,000,250 (fully collateralized by $32,485,000 Federal Home Loan Bank, 0%-3%, due 5/29/12-4/20/26, value $31,444,556, $13,585,000 Federal Home Loan Mortgage Corp., 1%-3.50%, due 12/2/15-4/21/21, value $13,560,429, $57,115,000 Federal National Mortgage Association, 1%-4.25%, due 10/28/15-1/28/26, value $56,974,018 and $65,000 International Bank for Reconstruction and Development, 0%, due 3/11/31, value $23,520)	100,000,000	100,000,000
Societe Generale 0.03%, dated 4/29/11, due 5/2/11 in the amount of $200,000,500 (fully collateralized by $118,830,000 Federal Home Loan Bank, 1%-2%, due 8/22/14-4/27/16, value $118,372,457, $191,326,214 Federal Home Loan Mortgage Corp., 4.50%-6.95%, due 1/15/13-9/15/39, value $59,033,383, $195,572,835 Federal National Mortgage Association, 5%-6.90%, due 5/25/34-12/25/39, value $15,326,241 and $95,108,274 Government National Mortgage Association, 4.50%-6.56%, due 1/20/36-12/20/39, value $11,267,919)	200,000,000	200,000,000
TD Securities (USA) LLC 0.04%, dated 4/29/11, due 5/2/11 in the amount of $150,000,500 (fully collateralized by $83,897,500 U.S. Treasury Inflation Protected Securities, 3.63%-3.88%, due 4/15/28-4/15/29, value $153,000,130)	150,000,000	150,000,000

10

Repurchase Agreements (continued)	Principal Amount ($)	Value ($)
UBS Securities LLC 0.03%-0.04%, dated 4/29/11, due 5/2/11 in the amount of $250,000,792 (fully collateralized by $26,767,000 Federal Farm Credit Bank, 0%-0.26%, due 4/12/12-4/17/13, value $26,764,678, $41,790,000 Federal Home Loan Bank, 0%-2.05%, due 2/28/12-11/23/20, value $41,541,555, $18,000,000 Federal Home Loan Mortgage Corp., 0%, due 1/11/12-11/24/25, value $16,801,160, $19,900,000 Federal National Mortgage Association, 0%-0.40%, due 2/1/13-11/15/24, value $14,063,947, $123,528,000 Resolution Funding Corp., 0%, due 4/15/15-1/15/22, value $95,274,497, $1,000,000 Student Loan Marketing Association, 0%, due 10/3/22, value $584,520, $12,222,000 Tennessee Valley Authority, 0%, due 7/15/19, value $8,970,092 and $50,785,200 U.S. Treasury Notes, 0.88%, due 5/31/11, value $51,000,060)	250,000,000	250,000,000
Total Repurchase Agreements (cost $3,346,000,000)		**3,346,000,000**
Total Investments (cost $41,304,527,551)	**100.2%**	**41,304,527,551**
Liabilities, Less Cash and Receivables	**(.2%)**	**(97,198,041)**
Net Assets	**100.0%**	**41,207,329,510**

[a] *Variable rate security—interest rate subject to periodic change.*

[b] *Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities amounted to $5,075,855,484 or 12.3% of net assets.*

[c] *The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.*

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	75.0	Asset-Backed/Banking	1.7
U.S. Government Agencies	9.9	Finance	1.2
Repurchase Agreements	8.1		
Asset-Backed/Multi-Seller Programs	4.3		**100.2**

† *Based on net assets.*

See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2011

	Cost	Value
Assets ($):		
Investments in securities—See Statement of Investments	41,304,527,551	41,304,527,551
Interest receivable		12,408,377
Prepaid expenses		364,180
		41,317,300,108
Liabilities ($):		
Due to The Dreyfus Corporation and affiliates—Note 2(c)		5,614,830
Cash overdraft due to Custodian		2,204,880
Payable for shares of Beneficial Interest redeemed		101,997,392
Accrued expenses		153,496
		109,970,598
Net Assets ($)		**41,207,329,510**
Composition of Net Assets ($):		
Paid-in capital		41,207,066,923
Accumulated net realized gain (loss) on investments		262,587
Net Assets ($)		**41,207,329,510**

Net Asset Value Per Share

Institutional Advantage Shares	
Net Assets ($)	40,170,075,119
Shares Outstanding	40,169,820,062
Net Asset Value Per Share ($)	**1.00**
Administrative Advantage Shares	
Net Assets ($)	752,388,764
Shares Outstanding	752,383,344
Net Asset Value Per Share ($)	**1.00**
Investor Advantage Shares	
Net Assets ($)	21,488,319
Shares Outstanding	21,488,159
Net Asset Value Per Share ($)	**1.00**
Participant Advantage Shares	
Net Assets ($)	263,377,308
Shares Outstanding	263,375,358
Net Asset Value Per Share ($)	**1.00**

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Year Ended April 30, 2011

Investment Income ($):	
Interest Income	**132,754,557**
Expenses:	
Management fee–Note 2(a)	52,249,752
Administration fee–Note 2(b)	3,889,322
Distribution fees–Note 2(c)	1,775,784
Custodian fees–Note 2(c)	1,161,524
Trustees' fees and expenses–Note 2(d)	220,878
Professional fees	175,867
Registration fees	99,697
Shareholder servicing costs–Note 2(c)	30,819
Prospectus and shareholders' reports	24,210
Miscellaneous	423,398
Total Expenses	**60,051,251**
Less–reduction in expenses due to undertaking–Note 2(a)	(614,175)
Less–reduction in management fee due to undertaking–Note 2(a)	(597,206)
Less–reduction in fees due to earnings credits–Note 2(c)	(1,350)
Net Expenses	**58,838,520**
Investment Income–Net	**73,916,037**
Net Realized Gain (Loss) on Investments–Note 1(b) ($)	**262,587**
Net Increase in Net Assets Resulting from Operations	**74,178,624**

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,	
	2011	2010
Operations ($):		
Investment income–net	73,916,037	98,407,089
Net realized gain on investments	262,587	1,149,767
Net Increase (Decrease) in Net Assets Resulting from Operations	**74,178,624**	**99,556,856**
Dividends to Shareholders from ($):		
Investment income–net:		
Institutional Advantage Shares	(73,006,075)	(96,226,856)
Administrative Advantage Shares	(920,219)	(1,891,815)
Investor Advantage Shares	(948)	(128,329)
Participant Advantage Shares	(244)	(160,089)
Total Dividends	**(73,927,486)**	**(98,407,089)**
Beneficial Interest Transactions ($1.00 per share):		
Net proceeds from shares sold:		
Institutional Advantage Shares	264,368,570,394	274,652,235,035
Administrative Advantage Shares	2,542,074,968	3,440,106,997
Investor Advantage Shares	88,322,290	939,591,593
Participant Advantage Shares	745,461,949	655,285,004
Dividends reinvested:		
Institutional Advantage Shares	30,219,753	44,290,461
Administrative Advantage Shares	78,909	937,270
Investor Advantage Shares	624	90,395
Participant Advantage Shares	189	100,510
Cost of shares redeemed:		
Institutional Advantage Shares	(252,407,261,458)	(280,616,752,697)
Administrative Advantage Shares	(2,504,716,273)	(3,274,028,307)
Investor Advantage Shares	(90,994,912)	(1,046,978,404)
Participant Advantage Shares	(771,482,928)	(742,190,264)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	**12,000,273,505**	**(5,947,312,407)**
Total Increase (Decrease) in Net Assets	**12,000,524,643**	**(5,946,162,640)**
Net Assets ($):		
Beginning of Period	29,206,804,867	35,152,967,507
End of Period	**41,207,329,510**	**29,206,804,867**

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

Institutional Advantage Shares	Year Ended April 30,				
	2011	2010	2009	2008	2007
Per Share Data ($):					
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:					
Investment income—net	.002	.003	.020	.047	.052
Distributions:					
Dividends from investment income—net	(.002)	(.003)	(.020)	(.047)	(.052)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.20	.27	2.02	4.81	5.31
Ratios/Supplemental Data (%):					
Ratio of total expenses to average net assets	.16	.16	.18	.15	.15
Ratio of net expenses to average net assets	.15	.16	.17	.13	.13
Ratio of net investment income to average net assets	.20	.27	2.11	4.54	5.20
Net Assets, end of period ($ x 1,000)	40,170,075	28,178,302	34,097,420	40,106,370	19,632,738

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS *(continued)*

	Year Ended April 30,				
Administrative Advantage Shares	2011	2010	2009	2008	2007
Per Share Data ($):					
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:					
Investment income–net	.001	.002	.019	.046	.051
Distributions:					
Dividends from investment income–net	(.001)	(.002)	(.019)	(.046)	(.051)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.13	.19	1.95	4.73	5.24
Ratios/Supplemental Data (%):					
Ratio of total expenses to average net assets	.23	.23	.25	.22	.22
Ratio of net expenses to average net assets	.22	.23	.24	.20	.20
Ratio of net investment income to average net assets	.13	.19	2.03	4.63	5.13
Net Assets, end of period ($ x 1,000)	752,389	714,946	547,902	778,735	935,179

See notes to financial statements.

16

Investor Advantage Shares	Year Ended April 30, 2011	2010	2009	2008	2007
Per Share Data ($):					
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:					
Investment income—net	.000[a]	.001	.017	.045	.049
Distributions:					
Dividends from investment income—net	(.000)[a]	(.001)	(.017)	(.045)	(.049)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.08	1.76	4.55	5.05
Ratios/Supplemental Data (%):					
Ratio of total expenses to average net assets	.41	.42	.43	.40	.40
Ratio of net expenses to average net assets	.35	.39	.42	.38	.38
Ratio of net investment income to average net assets	.00[b]	.13	1.88	4.36	4.97
Net Assets, end of period ($ x 1,000)	21,488	24,160	131,450	133,758	116,407

[a] *Amount represents less than $.001 per share.*

[b] *Amount represents less than .01%.*

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS *(continued)*

	Year Ended April 30,				
Participant Advantage Shares	2011	2010	2009	2008	2007
Per Share Data ($):					
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:					
Investment income—net	.000[a]	.000[a]	.016	.043	.048
Distributions:					
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.016)	(.043)	(.048)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.05	1.65	4.40	4.90
Ratios/Supplemental Data (%):					
Ratio of total expenses to average net assets	.56	.56	.59	.55	.55
Ratio of net expenses to average net assets	.36	.39	.55	.51	.53
Ratio of net investment income to average net assets	.00[b]	.05	1.47	3.99	4.82
Net Assets, end of period ($ x 1,000)	263,377	289,396	376,195	155,088	12,011

[a] *Amount represents less than $.001 per share.*

[b] *Amount represents less than .01%.*

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the "fund") is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager" or "Dreyfus"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), serves as the fund's investment adviser. The Manager also serves as administrator for the fund.

MBSC Securities Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund 19

NOTES TO FINANCIAL STATEMENTS *(continued)*

charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund's investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

20

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1–Unadjusted Quoted Prices	–
Level 2–Other Significant Observable Inputs	41,304,527,551
Level 3–Significant Unobservable Inputs	–
Total	**41,304,527,551**

† *See Statement of Investments for additional detailed categorizations.*

The Fund 21

NOTES TO FINANCIAL STATEMENTS *(continued)*

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

22

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2011, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2011 and April 30, 2010 were all ordinary income.

During the period ended April 30, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $11,449 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Effective August 1, 2010, pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .15% of the value of the fund's average daily net assets and is payable monthly. Prior to August 1, 2010, the management fee was computed at the annual rate of .10% of the value of the fund's average daily net assets and had been payable monthly. Prior to August 1, 2010, the

The Fund 23

NOTES TO FINANCIAL STATEMENTS *(continued)*

Manager had agreed to pay the fund's expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations fluctuate daily, are voluntary and not contractual and may be terminated at any time. In addition, Participant Advantage Shares have an expense limit of .51%, which is still in effect. The reduction in expenses, pursuant to the undertakings, amounted to $12,320 for Investor Advantage shares and $601,855 for Participant Advantage shares during the period ended April 30, 2011.

From May 1, 2010 through July 31, 2010, the Manager limited certain fund operating expenses or assumed all or a part of the expenses of the fund. These expense limitations and waivers were voluntary, not contractual, and could be terminated at any time. As of August 1, 2010, these expense limitations terminated and the funds began to absorb all their expenses. The reduction in management fee, pursuant to the undertaking, amounted to $581,358 for Institutional Advantage shares, $11,167 for Administrative Advantage shares, $352 for Investor Advantage shares and $4,329 for Participant Advantage shares.

At a meeting held on June 24, 2010, the shareholders approved a proposal, to amend the fund's management agreement so that certain operating expenses, formerly borne by Dreyfus under the prior unitary fee structure, would be borne by the fund.

(b) Prior to August 1, 2010, as compensation for the Manager's services under the Administration Agreement, the Company had agreed to pay the Manager a monthly administration fee at the annual rate of .05% of the value of the fund's average daily net assets. This Administration Agreement was terminated.

(c) Under the fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and

24

marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund's Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund's Administrative Advantage, Investor Advantage and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2011, the fund's Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $487,978, $60,039 and $1,227,767, respectively, pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $7,019 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management

The Fund 25

NOTES TO FINANCIAL STATEMENTS *(continued)*

agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $815 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $55.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $1,161,524 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,295.

During the period ended April 30, 2011, the fund was charged $6,327 for services performed by the Chief Compliance Officer.

The components of "Due to The Dreyfus Corporation and affiliates" in the Statement of Assets and Liabilities consist of: management fees $4,958,798, Rule 12b-1 distribution plan fees $131,411, custodian fees $576,060, chief compliance officer fees $2,481 and transfer agency per account fees $915, which are offset against an expense reimbursement currently in effect in the amount of $54,835.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Plan of Reorganization:

On February 17, 2011, the Board of Trustees approved the merger of Dreyfus Institutional Cash Advantage Plus Fund (the "Acquired Fund") and the fund in a tax-free reorganization. The merger occurred at the close of business on June 7, 2011, at which time, the fund acquired all of the Acquired Fund's assets in exchange for shares of the fund having an aggregate value equal to the net assets of the Acquired Fund and the assumption of the stated liabilities of the Acquired Fund by the fund. Such fund shares were distributed pro rata to shareholders of the Acquired Fund so that each shareholder received a number of shares of the fund equal to the aggregate net asset value of the shareholder's Acquired Fund shares.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Institutional Cash Advantage Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Cash Advantage Fund (one of the series comprising Dreyfus Institutional Cash Advantage Funds) as of April 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Fund at April 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

Ernst + Young LLP

New York, New York
June 28, 2011

The Fund 27

Dreyfus Institutional Cash Advantage Fund
(Unaudited)
as of Date: 6/30/2011
Description	Maturity Date	Par Value	% of TNA

Agency Discount Notes

FEDERAL HOME LOAN BANK	8/26/2011	113,647,000	0.29%
STRAIGHT-A FUNDING LLC	7/14/2011	100,000,000	0.26%

Agency Discount Notes Total		213,647,000	0.55%

Agency Floating Rate Notes

FEDERAL HOME LOAN BANK	8/19/2011	500,000,000	1.28%
FEDERAL HOME LOAN BANK	10/4/2012	600,000,000	1.53%
FEDERAL HOME LOAN MORTGAGE CORP.	1/10/2013	500,000,000	1.28%
FEDERAL NATIONAL MORTGAGE ASSOCIATION	11/23/2012	200,000,000	0.51%

Agency Floating Rate Notes Total		1,800,000,000	4.59%

Certificate of Deposit - Foreign

DZ BANK AG	12/9/2011	800,000,000	2.04%
ING BANK	8/9/2011	500,000,000	1.28%
ING BANK	8/12/2011	530,000,000	1.35%
ING BANK	8/25/2011	705,000,000	1.80%
ING BANK	8/25/2011	20,000,000	0.05%
LLOYDS TSB BANK	11/25/2011	500,000,000	1.28%

Certificate of Deposit - Foreign Total		3,055,000,000	7.80%

Certificate of Deposit - Yankee

BANK OF TOKYO-MITSUBISHI LTD.	7/11/2011	765,000,000	1.95%
BNP PARIBAS	8/5/2011	130,000,000	0.33%
BNP PARIBAS	8/10/2011	900,000,000	2.30%
BNP PARIBAS	9/9/2011	100,000,000	0.26%
BNP PARIBAS	11/7/2011	150,000,000	0.38%
BNP PARIBAS	8/15/2011	50,000,000	0.13%
BNP PARIBAS	12/8/2011	200,000,000	0.51%
CREDIT AGRICOLE CIB	8/5/2011	800,000,000	2.04%
CREDIT AGRICOLE CIB	8/17/2011	800,000,000	2.04%
CREDIT INDUSTRIEL ET COMMERCIAL	10/7/2011	300,000,000	0.77%
CREDIT INDUSTRIEL ET COMMERCIAL	11/2/2011	1,000,000,000	2.55%
DEUTSCHE BANK AG	9/22/2011	1,000,000,000	2.55%
FORTIS BANK SA/NV	9/7/2011	250,000,000	0.64%
FORTIS BANK SA/NV	8/1/2011	150,000,000	0.38%
FORTIS BANK SA/NV	12/8/2011	100,000,000	0.26%
LLOYDS TSB BANK	10/20/2011	150,000,000	0.38%
LLOYDS TSB BANK	12/9/2011	500,000,000	1.28%
MITSUBISHI TRUST AND BANKING CORP.	7/5/2011	500,000,000	1.28%
MITSUBISHI TRUST AND BANKING CORP.	7/11/2011	200,000,000	0.51%
NATIXIS NEW YORK	10/3/2011	1,400,000,000	3.57%
NATIXIS NEW YORK	11/9/2011	500,000,000	1.28%
RABOBANK NEDERLAND	5/29/2012	150,000,000	0.38%
RABOBANK NEDERLAND	5/31/2012	150,000,000	0.38%
ROYAL BANK OF SCOTLAND PLC	7/11/2011	500,000,000	1.28%
ROYAL BANK OF SCOTLAND PLC	8/8/2011	400,000,000	1.02%
ROYAL BANK OF SCOTLAND PLC	8/18/2011	200,000,000	0.51%
ROYAL BANK OF SCOTLAND PLC	8/18/2011	25,000,000	0.06%
ROYAL BANK OF SCOTLAND PLC	11/3/2011	500,000,000	1.28%
ROYAL BANK OF SCOTLAND PLC	12/9/2011	500,000,000	1.28%
SOCIETE GENERALE	8/12/2011	500,000,000	1.28%
SOCIETE GENERALE	12/7/2011	500,000,000	1.28%
SUMITOMO MITSUI BANKING CORPORATION	7/14/2011	500,000,000	1.28%
SUMITOMO TRUST AND BANKING CO.	7/6/2011	250,000,000	0.64%
SUMITOMO TRUST AND BANKING CO.	7/8/2011	250,000,000	0.64%
SUMITOMO TRUST AND BANKING CO.	7/18/2011	200,000,000	0.51%
UBS	8/12/2011	1,000,000,000	2.55%
UBS	8/12/2011	20,000,000	0.05%

Certificate of Deposit - Yankee Total		15,590,000,000	39.81%

Certificate of Deposit Floating Rate

BARCLAYS BANK	9/9/2011	250,000,000	0.64%
BARCLAYS BANK	1/9/2012	500,000,000	1.28%
BARCLAYS BANK	4/26/2012	500,000,000	1.28%
DEUTSCHE BANK AG	10/18/2011	1,000,000,000	2.55%
ROYAL BANK OF CANADA	8/15/2011	400,000,000	1.02%
WESTPAC BANKING CORP.	8/16/2011	250,000,000	0.64%

Certificate of Deposit Floating Rate Total		2,900,000,000	7.40%

COMMERCIAL PAPER (CP+ABCP)
Asset Backed Commerical Paper
ATLANTIS ONE FUNDING CORP.	7/1/2011	215,000,000	0.55%
CANCARA ASSET SECURITIZATION	9/6/2011	100,000,000	0.26%
CANCARA ASSET SECURITIZATION	9/6/2011	100,000,000	0.26%
CIESCO LLC	8/22/2011	153,000,000	0.39%
GEMINI SECURITIZATION CORP., LLC	7/1/2011	700,000,000	1.79%
GOVCO	11/8/2011	48,000,000	0.12%
GRAMPIAN FUNDING LLC	9/6/2011	200,000,000	0.51%
GRAMPIAN FUNDING LLC	12/12/2011	90,000,000	0.23%
Asset Backed Commerical Paper Total		1,606,000,000	4.10%
Commercial Paper
CAISSE DAMORT DE LA DETT	11/25/2011	265,000,000	0.68%
CAISSE DAMORT DE LA DETT	11/25/2011	63,000,000	0.16%
CAISSE DAMORT DE LA DETT	11/10/2011	500,000,000	1.28%
CREDIT AGRICOLE NA	7/21/2011	20,000,000	0.05%
CREDIT SUISSE	9/6/2011	200,000,000	0.51%
ERSTE ABWICKLUNGSANSTALT	11/14/2011	100,000,000	0.26%
FORTIS FUNDING LLC	8/1/2011	25,000,000	0.06%
GENERAL ELECTRIC CAPITAL CORP.	9/7/2011	375,000,000	0.96%
GENERAL ELECTRIC CAPITAL SERVICES INC.	9/6/2011	125,000,000	0.32%
NATIONWIDE BUILDING SOCIETY	7/22/2011	100,000,000	0.26%
RBS HOLDINGS USA	12/5/2011	215,000,000	0.55%
SOCIETE GENERALE N.A. INC.	9/8/2011	55,000,000	0.14%
SOCIETE GENERALE N.A. INC.	11/10/2011	700,000,000	1.78%
SOCIETE GENERALE N.A. INC.	11/10/2011	350,000,000	0.89%
WESTPAC BANKING CORP.	11/15/2011	111,000,000	0.28%
WESTPAC SECURITIES NZ LTD.	11/4/2011	90,000,000	0.23%
WESTPAC SECURITIES NZ LTD.	12/12/2011	80,250,000	0.20%
Commercial Paper Total		3,374,250,000	8.61%
COMMERCIAL PAPER (CP+ABCP) Total		4,980,250,000	12.71%

Euro Time Deposits - Cayman

CANADIAN IMPERIAL BANK OF COMMERCE	7/1/2011	500,000,000	1.28%
COMMERZBANK	7/1/2011	580,000,000	1.48%
KBC BANK	7/1/2011	264,000,000	0.67%
NATIONAL AUSTRALIA BANK	7/1/2011	100,000,000	0.26%
NATIXIS NEW YORK	7/1/2011	100,000,000	0.26%
NORDEA BANK FINLAND	7/1/2011	500,000,000	1.28%
NORTHERN TRUST CO.	7/1/2011	250,000,000	0.64%
SVENSKA HANDELSBANKEN	7/1/2011	1,500,000,000	3.83%
WELLS FARGO BANK, NA	7/1/2011	200,000,000	0.51%

Euro Time Deposits - Cayman Total		3,994,000,000	10.20%

Floating Rate Notes

CREDIT SUISSE	7/19/2011	500,000,000	1.28%

Floating Rate Notes Total		500,000,000	1.28%

Tri-Party Repurchase Agreements

BARCLAYS CAPITAL, INC.	7/1/2011	400,000,000	1.02%
BARCLAYS CAPITAL, INC.	7/1/2011	568,000,000	1.45%
CITIGROUP GLOBAL MARKETS HOLDINGS INC.	7/1/2011	50,000,000	0.13%
CREDIT AGRICOLE SECURITIES (USA) INC.	7/1/2011	300,000,000	0.77%
DEUTSCHE BANK SECURITIES INC.	7/1/2011	187,000,000	0.48%
DEUTSCHE BANK SECURITIES INC.	7/1/2011	1,450,000,000	3.70%
HSBC USA INC.	7/1/2011	400,000,000	1.02%
HSBC USA INC.	7/1/2011	120,000,000	0.31%
MERRILL LYNCH & CO. INC.	7/1/2011	300,000,000	0.77%
RBS SECURITIES, INC.	7/1/2011	400,000,000	1.02%
UBS SECURITIES LLC	7/1/2011	200,000,000	0.51%
UBS SECURITIES LLC	7/1/2011	200,000,000	0.51%

Tri-Party Repurchase Agreements Total		4,575,000,000	11.68%

U.S. Treasury Bills

U.S. TREASURY BILLS	8/25/2011	224,000,000	0.57%
U.S. TREASURY BILLS	9/29/2011	360,000,000	0.92%
U.S. TREASURY BILLS	11/17/2011	500,000,000	1.28%

U.S. Treasury Bills Total		1,084,000,000	2.77%

The fund holdings listing provides information on a fund's investments as of the date indicated and is subject to change at any time.  The fund holdings listing provided here is not part of a fund's annual/semi-annual report or Form N-Q and has not been audited. The most recent annual/semiannual report can be viewed at www.dreyfus.com.  Forms N-Q are available on the SEC's website at www.sec.gov.

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. Call 1-800-DREYFUS or visit www.dreyfus.com to receive a prospectus that contains this and other information about a fund, and read it carefully before investing.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

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open an account or deposit money

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direct us to buy securities or direct us to sell your securities

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seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

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sharing for affiliates’ everyday business purposes – information about your creditworthiness.

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affiliates from using your information to market to you.

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sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-397-8728 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-397-8728.

INVESTMENT ADVISOR

Traub Capital Management, LLC

97 Chapel Street-2nd Floor

Needham, MA 02492

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

       Andrew B. Rogers, President

Date

9/2/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

        Andrew B. Rogers, President

Date

9/2/11

By (Signature and Title)

/s/ Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

9/2/11